Loans Payable (Details) - Schedule of long-term loan and current portion of long-term loan - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loans Payable (Details) - Schedule of long-term loan and current portion of long-term loan [Line Items]
Loans payable, gross	$ 1,188,937	$ 1,458,616	$ 5,996,927
Current portion of long-term loans payable	1,170,803	1,174,756	4,571,452
Total, net	18,134	283,860	1,425,475
Rushan City Rural Credit Union [Member]
Loans Payable (Details) - Schedule of long-term loan and current portion of long-term loan [Line Items]
Loans payable, gross	1,170,803	1,174,756	1,144,363
Individuals and Entities [Member]
Loans Payable (Details) - Schedule of long-term loan and current portion of long-term loan [Line Items]
Loans payable, gross	$ 18,134	$ 283,860	$ 281,112